Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	1,000,000,000
Common stock, shares issued	7,874,962	3,179,789	2,926,655
Common stock, shares outstanding	7,874,962	3,179,789	2,926,655